PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation			$ 10,596	$ 7,856	$ 20,503	$ 15,529	$ 34,075	$ 56,937
S And S Beverage [Member]
Amortization expense	$ 0	$ 0					$ 968	$ 968